SCHEDULE OF RESTRICTED CASH (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Frozen amount	[1]	$ 171,487	$ 307,826
Total restricted cash shown in the statements of cash flows		$ 171,487	$ 307,826	$ 247,195

[1]	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.